Employee Benefits	6 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Employee Benefits

6. Employee Benefits

	SIX MONTHS ENDED
	JUNE 30,	JUNE 30,
	2023	2022
Salaries	1,225,963	1,439,578
Pension costs	86,987	132,784
Share based compensation expense	181,279	180,808
Other employee costs and social benefits	148,838	157,358
Total employee benefits	1,643,067	1,910,528

Expenditures for employee benefits decreased in the first six months ended June 30, 2023 primarily due to decreased headcount compared to the first six months ended June 30, 2022. Share based compensation included expense related to employee stock options of CHF 181,279 in the first six months ended June 30, 2023 compared to CHF 180,808 in the first six months ended June 30, 2022.

A total of 506,973 options were granted in the six months ended June 30, 2023 (27,861 options in the corresponding six-month period in 2022). The exercise price of the options granted as share based compensation under the Equity Incentive Plan was USD 0.90 (for the six months ended June 30, 2022: USD 20.80). The methodology for computation of share based compensation expense for the period is consistent with the methodology used in 2022.